Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES:
Net (loss)	$ (1,208)	$ (16,598)
Adjustments to reconcile net (loss) to net cash (used in)/ provided by operating activities:
Depreciation and amortization	35,455	37,614
Vessel impairment losses	0	17,193
Non cash accrued interest income and amortization of deferred revenue	(6,203)	0
Non cash accrued interest income from receivable from affiliates	(73)	0
Amortization and write-off of deferred financing cost and discount	6,159	2,085
Amortization of deferred drydock and special survey costs	3,333	2,990
Equity in earnings of affiliates	64	(25)
Equity compensation expense	933	0
Allowance for doubtful accounts	1,495	0
Loss on vessel disposal	1,260	0
Changes in operating assets and liabilities:
Net decrease in restricted cash	444	170
Increase in accounts receivable	(155)	(645)
Decrease / (increase) in prepaid expenses and other current assets	15	(380)
Decrease in other long-term assets	0	5
Increase/ (decrease) in accounts payable	928	76
Increase / (decrease) in accrued expenses	4,718	(444)
Net decrease in deferred revenue	(1,906)	(564)
Decrease in amounts due to related parties	(11,105)	(728)
Increase in amounts due from related parties	(22,681)	0
Payments for dry dock and special survey costs	(945)	(2,013)
Net cash provided by operating activities	10,528	38,736
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	109,740	0
Deposits for acquisition of vessels, net of transfers to vessel acquisitions	(9,904)	0
Acquisition of vessels and favorable lease terms, net of cash acquired	(101,050)	0
Repayments of notes receivable	2,344	0
Loans receivable from affiliates	(8,849)	(450)
Note receivable from affiliates	(4,050)	0
Net cash (used in) investing activities	(11,769)	(450)
FINANCING ACTIVITIES:
Net proceeds from issuance of general partner units	2,626	0
Proceeds from issuance of common units, net of offering cost	98,175	0
Proceeds from noncontrolling interest	17,323	0
Common units issuance cost for Navios Europe I loans	(561)	0
Proceeds from long-term debt	449,420	29,000
Net decrease in restricted cash	985	6,047
Repayment of long-term debt and payment of principal	(497,104)	(73,615)
Deferred financing cost	(7,234)	(1,141)
Net cash provided by/ (used in) financing activities	63,630	(39,709)
Increase/ (decrease) in cash and cash equivalents	62,389	(1,423)
Cash and cash equivalents, beginning of period	17,360	26,750
Cash and cash equivalents, end of period	79,749	25,327
Supplemental disclosures of cash flow information
Cash interest paid	11,801	13,406
Non cash financing activities
Equity compensation expense	933	0
Receivable from affiliates	(29,423)	0
Issuance of common units for transfer of Navios Europe I loans	28,862	0
Non cash investing activities
Notes receivable	(18,750)	0
Accrued transaction costs	1,696	0
Accrued interest on loan receivable from affiliates	$ 132	$ 0